Derivative Liability and Fair Value Measurements (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Fair value of embedded derivatives	$ 1,139,952	$ 1,125,803
Dividend yield	0.00%	0.00%
Expected volatility	374.00%	385.00%
Weighted average risk-free interest rate		0.12%
Minimum [Member]
Weighted average risk-free interest rate	0.09%
Expected life (in years)	3 months 19 days	6 months
Maximum [Member]
Weighted average risk-free interest rate	0.11%
Expected life (in years)	1 year 1 month 6 days	1 year 4 months 24 days
Convertible Notes Payable [Member]
Fair value of embedded derivatives	$ 729,827
Dividend yield	0.00%
Expected life (in years)	1 year
Convertible Notes Payable [Member] | Minimum [Member]
Fair value of embedded derivatives		$ 1,038,111
Dividend yield		0.00%
Expected volatility	373.00%	389.94%
Weighted average risk-free interest rate	0.12%	0.13%
Expected life (in years)		9 months
Convertible Notes Payable [Member] | Maximum [Member]
Expected volatility	378.00%	398.53%
Weighted average risk-free interest rate	0.13%	1.60%
Expected life (in years)		3 years